Expense Example	Feb. 28, 2026 USD ($)
Hedgeye Capital Allocation ETF | Hedgeye Capital Allocation ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 132
Expense Example, with Redemption, 3 Years	411
Expense Example, with Redemption, 5 Years	711
Expense Example, with Redemption, 10 Years	1,564
Hedgeye Quality Growth ETF | Hedgeye Quality Growth ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	224
Expense Example, with Redemption, 5 Years	390
Expense Example, with Redemption, 10 Years	$ 871